UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street,  Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

          80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 10/31/14

Item 1.  Schedule of Investments.

	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2014
Shares		Value
	COMMON STOCKS - 59.0%
	BANKS - 0.7%
37,554	National Australia Bank Ltd.	$ 1,152,916

	CHEMICALS - 1.8%
76,439	CVR Partners LP	931,027
53,788	OCI Partners LP	1,102,116
758,558	Synthos SA	940,882
		2,974,025
	COAL - 1.1%
502,546	Indo Tambangraya Megah Tbk	880,547
78,108	Natural Resource Partners LP	974,007
		1,854,554
	COMMERCIAL SERVICES - 1.4%
66,285	RR Donnelley & Sons Co.	1,156,673
42,166	Stonemor Partners LP	1,124,989
		2,281,662
	ELECTRIC - 1.3%
252,394	EDP - Energias de Portugal SA	1,082,801
43,866	GDF Suez	1,061,623
		2,144,424
	ENGINEERING & CONSTRUCTION - 1.4%
33,115	Bouygues SA	1,140,763
290,402	Sydney Airport	1,123,662
		2,264,425
	FOOD - 0.7%
449,032	Metcash Ltd.	1,114,965

	GAS - 0.7%
26,037	Global Partners LP	1,064,393

	INSURANCE - 1.4%
130,196	Catlin Group Ltd.	1,115,647
107,179	Lancashire Holdings Ltd.	1,145,236
		2,260,883
	INVESTMENT COMPANIES - 0.7%
103,573	Chesapeake Granite Wash Trust	1,069,909

	IRON/STEEL - 0.7%
46,121	Kumba Iron Ore Ltd.	1,150,988

	MACHINERY - DIVERSIFIED - 0.7%
34,342	Turk Traktor ve Ziraat Makineleri AS	1,084,403

	MINING - 1.3%
27,960	KGHM Polska Miedz SA	1,077,746
142,228	Mineral Resources Ltd.	1,060,722
		2,138,468
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2014
Shares		Value
	OFFICE & BUSINESS EQUIPMENT - 0.6%
15,082	Neopost SA	$ 1,044,951

	OIL & GAS - 10.9%
56,859	Atlas Resource Partners LP	938,742
51,939	BreitBurn Energy Partners LP	898,025
39,025	Calumet Specialty Products Partners LP	1,045,090
47,172	CVR Refining LP	1,143,449
28,954	EV Energy Partners LP	939,557
37,695	Legacy Reserves LP	815,720
36,154	Linn Energy LLC	901,681
61,340	LRR Energy LP	1,000,455
49,443	Memorial Production Partners LP	1,034,842
49,893	Mid-Con Energy Partners LP	971,417
54,282	QR Energy LP	890,225
253,014	SandRidge Mississippian Trust I	1,055,068
106,627	SandRidge Permian Trust	1,058,806
39,337	Seadrill Ltd.	879,515
24,392	Suburban Propane Partners LP	1,098,860
147,066	Surgutneftegaz SP ADR	997,108
52,478	Tupras Turkiye Petrol Rafinerileri AS	1,140,569
88,131	Whiting USA Trust II	1,051,403
		17,860,532
	OIL & GAS SERVICES - 1.0%
37,219	Exterran Partners LP	1,034,316
56,596	Fred Olsen Energy ASA	600,168
		1,634,484
	PIPELINES - 2.0%
17,961	Energy Transfer Partners LP	1,157,227
17,003	NuStar Energy LP	1,033,782
17,148	TC Pipelines LP	1,069,178
		3,260,187
	REAL ESTATE - 3.5%
1,369,757	Argosy Property Ltd.	1,130,192
1,023,905	Capital Property Fund	1,185,550
1,593,770	Fountainhead Property Trust	1,169,607
2,881,372	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,208,675
3,686,970	Shenzhen Investment Ltd.	1,064,966
		5,758,990
	REITS - 17.9%
486,968	Abacus Property Group	1,153,617
79,180	Artis Real Estate Investment Trust	1,101,452
14,537	Befimmo SA	1,117,890
513,829	BWP Trust	1,136,101
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2014
Shares		Value
	REITS - 17.9% (Continued)
1,964,000	Cambridge Industrial Trust	$ 1,060,343
330,134	Charter Hall Retail REIT	1,178,914
9,544	Cofinimmo	1,105,549
21,882	Corio NV	1,061,890
93,784	Crombie Real Estate Investment Trust	1,083,303
17,526	Digital Realty Trust, Inc.	1,209,119
12,031	Fonciere Des Regions	1,102,693
96,860	Franklin Street Properties Corp.	1,161,351
1,034,000	Frasers Commercial Trust	1,140,589
1,286,539	Goodman Property Trust	1,101,586
40,024	Hospitality Properties Trust	1,185,111
367,783	Investa Office Fund	1,148,786
1,176,599	Kiwi Income Property Trust	1,103,617
1,212,000	Mapletree Logistics Trust	1,106,269
628,350	Novion Property Group	1,157,760
3,409,856	Prosperity REIT	1,138,817
51,195	Senior Housing Properties Trust	1,156,495
1,745,000	Starhill Global REIT	1,104,774
21,161	Sun Communities, Inc.	1,226,703
790,000	Suntec Real Estate Investment Trust	1,095,432
23,485	Vastned Retail NV	1,069,938
12,953	Wereldhave NV	1,059,247
		29,267,346
	RETAIL - 2.0%
38,673	Ferrellgas Partners LP	1,043,784
218,927	Lewis Group Ltd.	1,318,025
3,913,610	Matahari Putra Prima Tbk PT	1,018,478
		3,380,287
	TELECOMMUNICATIONS - 5.4%
31,396	Belgacom SA	1,182,045
27,044	CenturyLink, Inc.	1,121,785
76,234	O2 Czech Republic AS	850,478
74,238	Orange SA	1,180,298
455,646	Spark New Zealand Ltd.	1,118,999
231,072	Telstra Corp., Ltd.	1,141,441
44,754	Vivendi SA	1,089,829
87,338	VTech Holdings Ltd.	1,093,555
		8,778,430
	TRANSPORTATION - 1.8%
108,708	Capital Product Partners LP	1,003,375
28,497	Martin Midstream Partners LP	1,000,815
61,844	Navios Maritime Partners LP	999,399
		3,003,589

	TOTAL COMMON STOCKS (Cost $102,357,095)	96,544,811
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2014
Principal ($)		Value
	BONDS & NOTES - 40.1%
	AGRICULTURE - 0.7%
1,014,000	Vector Group Ltd., 7.750%, due 2/15/2021	$ 1,098,923

	APPAREL - 0.7%
1,024,000	Levi Strauss & Co., 6.875%, due 5/1/2022	1,113,600

	BUILDING MATERIALS - 0.7%
1,146,000	Griffon Corp., 5.250%, due 3/1/2022	1,103,025

	CHEMICALS - 0.7%
1,120,000	PolyOne Corp., 5.250%, due 3/15/2023	1,122,800

	COAL - 1.3%
1,091,000	Peabody Energy Corp., 6.000%, due 11/15/2018	1,055,542
1,110,000	Peabody Energy Corp., 6.250%, due 11/15/2021	1,051,031
		2,106,573
	COMMERCIAL SERVICES - 0.7%
1,271,000	ADT Corp., 3.500%, due 7/15/2022	1,137,545

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,085,000	Icahn Enterprises Finance Corp., 5.875%, due 2/1/2022	1,114,838

	ELECTRIC - 0.7%
1,122,000	AES Corp., 5.500%, due 3/15/2024	1,147,245

	FOOD - 1.3%
1,129,000	B&G Foods, Inc., 4.625%, due 6/1/2021	1,109,242
1,086,000	Ingles Markets, Inc., 5.750%, due 6/15/2023	1,107,720
		2,216,962
	FOREST PRODUCTS & PAPER - 0.7%
1,181,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	1,130,808

	HOUSEHOLD PRODUCTS/WARES - 0.6%
985,000	ACCO Brands Corp., 6.750%, due 4/30/2020	1,046,563
.
	MEDIA - 1.4%
1,048,000	DISH DBS Corp., 5.875%, due 7/15/2022	1,110,880
991,000	Mcgraw Hill Financial, Inc., 9.750% due 4/1/2021	1,119,830
		2,230,710
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2014
Principal ($)		Value
	OIL & GAS - 4.6%
1,104,000	Antero Resources Finance Corp., 5.375%, due 11/1/2021	$ 1,120,560
1,061,000	Atwood Oceanics, Inc., 6.500%, due 2/1/2020	1,066,305
1,117,000	Berry Petroleum Co., 6.375%, due 9/15/2022	1,038,810
1,120,000	Denbury Resources, Inc., 4.625%, due 7/15/2023	1,034,600
1,014,000	PBF Holding Co. LLC., 8.250%, due 2/15/2020	1,060,897
1,094,000	Rosetta Resources, Inc., 5.875%, due 6/1/2022	1,050,240
1,074,000	Unit Corp., 6.625%, due 5/15/2021	1,071,315
		7,442,727
	OIL & GAS SERVICES - 1.2%
1,116,000	Gulfmark Offshore, Inc., 6.375%, due 3/15/2022	1,015,560
1,109,000	Key Energy Services, Inc., 6.750%, due 3/1/2021	987,010
		2,002,570
	PIPELINES - 0.7%
1,090,000	Crestwood Midstream Partners LP., 6.125%, due 3/1/2022	1,100,900

	RETAIL - 1.3%
1,000,000	AmeriGas Finance Corp., 7.000%, due 5/20/2022	1,080,000
1,137,000	Suburban Energy Finance Corp., 5.500%, due 6/1/2024	1,128,472
		2,208,472
	SOVEREIGN - 20.1%
1,204,000	Brazilian Government International Bond, 2.625%, due 1/5/2023	1,109,486
1,087,000	Brazilian Government International Bond, 4.250%, due 1/7/2025	1,104,392
1,074,000	Brazilian Government International Bond, 5.625%, due 1/7/2041	1,162,605
830,000	Columbia Government International Bond, 8.125%, due 5/21/2024	1,105,975
906,000	Columbia Government International Bond, 6.125%, due 1/18/2041	1,087,200
1,072,000	Hungary Government International Bond, 4.000%, due 3/25/2019	1,098,264
958,000	Hungary Government International Bond, 6.375%, due 3/29/2021	1,087,211
1,024,000	Hungary Government International Bond, 5.375%, due 2/21/2023	1,100,800
847,000	Hungary Government International Bond, 7.625%, due 3/29/2041	1,094,747
1,101,000	Israel Government International Bond, 4.500%, due 1/30/2043	1,117,515
1,065,000	Mexican Government International Bond, 4.000%, due 10/2/2023	1,111,860
1,080,000	Mexican Government International Bond, 4.750%, due 3/8/2044	1,096,740
874,000	Panama Government International Bond, 7.125%, due 1/29/2026	1,120,905
760,000	Panama Government International Bond, 8.875%, due 9/30/2027	1,088,700
926,000	Peruvian Government International Bond, 5.625%, due 11/18/2050	1,045,860
836,000	Peruvian Government International Bond, 7.350%, due 7/21/2025	1,105,610
1,117,000	Poland Government International Bond, 3.000%, due 3/17/2023	1,106,668
941,000	Republic of Korea, 4.125%, due 6/10/2044	1,058,437
990,000	South Africa Government International Bond, 5.500%, due 3/9/2020	1,085,287
1,060,000	South Africa Government International Bond, 4.665%, due 1/17/2024	1,102,400
993,000	South Africa Government International Bond, 5.875%, due 9/16/2025	1,122,090
985,000	South Africa Government International Bond, 6.250%, due 3/8/2041	1,157,375
695,000	Spain Government Bond, 5.150%, due 10/31/2044, 144A	1,135,950
984,000	Turkey Government International Bond, 7.000%, due 3/11/2019	1,127,123
1,036,000	Turkey Government International Bond, 5.625%, due 3/30/2021	1,134,399
1,221,000	Turkey Government International Bond, 3.250%, due 3/23/2023	1,139,071
1,035,000	Turkey Government International Bond, 6.000%, due 1/14/2041	1,146,987
	Arrow Dow Jones Global Yield ETF
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	October 31, 2014
Principal ($)		Value
	SOVEREIGN - 20.1% (Continued)
1,154,000	Venezuela Government International Bond, 13.625%, due 8/15/2018	$ 972,822
1,606,000	Venezuela Government International Bond, 7.650%, due 4/21/2025	963,600
1,561,000	Venezuela Government International Bond, 9.375%, due 1/13/2034	999,040
		32,889,119
	TELECOMMUNICATIONS - 2.0%
1,035,000	Frontier Communications Corp., 7.125%, due 1/15/2023	1,102,275
1,085,000	T-Mobile USA, Inc., due 6.250%, due 4/1/2021	1,132,469
1,066,000	T-Mobile USA, Inc., due 6.625%, due 4/1/2023	1,124,630
		3,359,374

	TOTAL BONDS & NOTES (Cost $65,511,234)	65,572,754

	TOTAL INVESTMENTS - 99.1% (Cost $167,868,329)(a)	$ 162,117,565
	OTHER ASSETS LESS LIABILITIES - 0.9%	1,521,375
	NET ASSETS - 100.0%	$ 163,638,940

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $167,916,906 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,763,130
	Unrealized Depreciation:	(10,562,471)
	Net Unrealized Depreciation:	$ (5,799,341)

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At October 31, 2014 144A securities amounted to $1,135,950 or 0.69% of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 96,544,811	$ -	$ -	$ 96,544,811
Bonds and Notes	-	65,572,754	-	65,572,754
Total	$ 96,544,811	$ 65,572,754	$ -	$ 162,117,565

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, President

Date  12/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, President

Date  12/30/14

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Treasurer

Date 12/30/14